Leases	6 Months Ended
Sep. 30, 2026
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Lease income - net investment in leases
Interest income	¥47,828	¥51,260
Other	1,926	4,164
Lease income - operating leases *	309,624	325,344

Total lease income	¥359,378	¥380,768

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥10,049 million and ¥8,158 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥20,956 million and ¥26,994 million, for the six months ended September 30, 2025 and 2026, respectively.

Lease income from net investment in leases and gains and losses from the disposition of net investment in leases are included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the six months ended September 30, 2025 and 2026.